Capital Disclosure of investment grade credit rating (Details) - CAD / shares	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Investment [Line Items]
Comparable funds from operations to adjusted interest coverage, actual	4.3	3.9
Adjusted comparable funds from operations to adjusted net debt, actual	20.40%	16.30%
Adjusted net debt to comparable earnings before interest, taxes, depreciation, and amortization, actual	3.6	3.8
Percentage of dividends added to Comparable FFO before Interest to Adjusted Interest Coverage	50.00%
Percentage of preferred dividends deducted from Adjusted Comparable FFO to Adjusted Net Debt	50.00%
Percentage of preferred shares added to net debt in Adjusted Comparable FFO to Adjusted Net Debt	50.00%
Annual dividend per share		CAD 0.16	CAD 0.72
Minimum
Investment [Line Items]
Comparable funds from operations to adjusted interest coverage, Target	4
Adjusted comparable funds from operations to adjusted net debt, Target	20
Adjusted net debt to comparable earnings before interest, taxes, depreciation, and amortization, Target	3.0
Maximum
Investment [Line Items]
Comparable funds from operations to adjusted interest coverage, Target	5
Adjusted comparable funds from operations to adjusted net debt, Target	25
Adjusted net debt to comparable earnings before interest, taxes, depreciation, and amortization, Target	3.5